                                                              File Nos: 33-37783
                                                                        811-6229
      As filed with the Securities and Exchange Commission on May 3, 1999
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                        Post-Effective Amendment No. 25

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                               Amendment No. 28

                            THE GOVETT FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                   (Address of Principal Executive Offices)
                                 800-731-1755
                        (Registrant's Telephone Number)

                              Catherine MacGregor

                               AIB Govett, Inc.
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                   (Name and Address of Agent for Service)

                                   Copy to:
                             Regina M. Pisa, P.C.
                          Goodwin, Procter & Hoar LLP
                              One Exchange Place
                             Boston, MA 02109-2881
                                   Attorneys

               Approximate date of proposed sale to the public:
    As soon as is practicable after the effective date of the Registration
                                  Statement.

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)
[ ] on         pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on      1999 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)
[ ] on         pursuant to paragraph (a)(2) of rule 485

                                ---------------

     This Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933.
================================================================================

                            THE GOVETT FUNDS, INC.
                     PART C TO FORM N-1A DATED MAY 1, 1999
                               OTHER INFORMATION

Item 23.    Exhibits

    (a)     1.  Articles of Amendment and Restatement (8)
            2.  Articles Supplementary (6)
    (b)         By-Laws (3)
    (c)         Specimen Share Certificate (9)
    (d)     1.  Investment Management Contract (6)
            2.  Investment Subadviser Contract (6)
    (e)     1.  Underwriting Agreement (9)
            2.  Form of Multi-Class Selling Group Agreement (9)
            3.  Form of Administrative Services Agreement (9)
    (f)         Copy of Bonus, Profit Sharing, etc. (Not Applicable)
    (g)         Global Custody Agreement dated December 16, 1991 (2), as
                amended, by Amendment dated May 13th, 1996 (8); by Amendment dated November, 1996 (8); by Amendment dated November 25th, 1997
                (8); by Amendment dated , 1998 (9)
    (h)         Transfer Agency Agreement (5)
    (i)     1.  Opinion and Consent of Counsel, Heller, Ehrman, White &
                McAuliffe, counsel to the Funds (2)
            2.  Opinion and Consent of Counsel, Goodwin, Procter & Hoar LLP,
                counsel to the Funds (6)
    (j)         Consent and Report of Independent Accountants
                PricewaterhouseCoopers LLP*
    (k)         All Financial Statements Omitted from Item 22 (Not Applicable)
    (l)         Investment Intent Letter (2)
    (m)    1.   Class A Distribution and Service Plan Pursuant to Rule 12b-1 (9)
           2.   Class B Distribution Plan of the Registrant (3)
    (n)         Financial Data Schedule*
    (o)         Rule 18f-3 Plan (8)
    (p)         Powers of Attorney (9)

     *   filed herewith

     (1) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 2 to this Registration Statement on September 23, 1991.

     (2) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 3 to this Registration Statement on December 19, 1991.

     (3) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 16 to this Registration Statement on April 24, 1996.

     (4) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 17 to this Registration Statement on May 1, 1997.

     (5) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 18 to this Registration Statement on September 1, 1997.

     (6) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 19 to this Registration Statement on October 7, 1997.

     (7) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 22 to this Registration Statement on April 17, 1998.

     (8) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 23 to this Registration Statement on October 6, 1998.

     (9) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 24 to this Registration Statement on March 1, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.


Item 25. Indemnification

         Article VIII of the Registrant's Articles of Incorporation provides as follows:

         "Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its shareholders for damages.
         This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         "Section 2. The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         "Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         "Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Registrant shall decrease, but may expand, any right of any person under this Article based on any event, omission or preceding prior to such amendment."

         Article VII of the Registrant's Bylaws also provide for indemnification by the Registrant of its officers and directors and others to the fullest extent permitted by Maryland law and the Investment Company Act of 1940. The Bylaws also provide for the advance of certain expenses incurred by such persons under certain circumstances.

         "Section 11 of the Investment Management Contract filed as Exhibit 5 to Post-Effective Amendment No. 19 provides that AIB Govett, Inc.
         (the "Manager") shall not be liable for
         any error of judgment or mistake of law or for any loss suffered by the Registrant or any of its portfolios in connection with the matters to which the contract relates, except for losses resulting from the willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties or from reckless disregard by the Manager of its obligations and duties under the contract.

         Registrant also participates in a policy of insurance which insures Registrant, the Manager and Distributor, and their respective present, past and future directors, partners, officers, trustees and employees against liability incurred on account of any breach of duty, neglect, error, misstatement, misleading statement, omission or other wrongful act done or attempted by any insured (each a "Wrongful Act") in connection with the management and operation of Registrant, or the provision of investment advisory or distribution services to or on behalf of Registrant, but excluding losses incurred by reason of actual fraud, dishonesty, criminal or malicious acts or omissions finally adjudicated. No coverage is provided for any Wrongful Act committed with knowledge that it was a Wrongful Act.

         The Underwriting Agreement between Registrant and First Data Distributors, Inc., (the "Distributor") filed as Exhibit 6a to Post-Effective Amendment No. 24 provides that Registrant shall indemnify the Distributor against any and all claims, demands, liabilities and expenses which the Distributor may incur under the Securities Act (as defined below), at common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in any registration statement or prospectus of Registrant, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to Registrant in connection therewith by or on behalf of the Distributor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     26a. AIB Govett, Inc. ("AIB Govett") serves as investment adviser to all of the series of the Registrant. A description of the directors and officers of AIB Govett, and other required information, is included in AIB Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-54821). AIB Govett's Form ADV, as amended, is incorporated herein by reference.

     26b. AIB Govett Asset Management Limited ("AIB Govett London", formerly
          John Govett & Co. Limited) serves as investment subadviser to all of the series of the Registrant. A description of the directors and officers of AIB Govett London, and other required information, is included in AIB Govett London's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-34730). AIB Govett London's Form ADV, as amended, is incorporated herein by reference.

Item 27.  Principal Underwriter

     27a. First Data Distributors, Inc. ("FDDI"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

             ABN AMRO Funds                          Alleghany Funds
             BT Insurance Funds Trust                First Choice Funds Trust
             Forward Funds, Inc.                     The Galaxy Fund
             Galaxy Fund II                          The Galazy VIP Fund
             The Govett Funds, Inc.                  IAA Trust Growth Fund, Inc.
             IAA Trust Asset Allocation Fund, Inc.
             IAA Trust Tax Exempt Bond Fund, Inc.
             IAA Trust Taxable Fixed Income Series Fund, Inc.
             IBJ Funds Trust                         ICM Series Trust
             Light Index Funds, Inc.                 LKCM Funds
             Matthews International Funds            McM Funds
             Metropolitan West Funds                 Panorama Trust
             The Potomac Funds                       RWB/WPG U.S/ Large Stock Fund
             Rembrant Funds                          Smith Breeden Series Fund
             Smith Breeden Short Duration U.S. Government Fund
             Smith Breeden Trust
             The Stratton Funds, Inc.                Stratton Growth Fund, Inc.
             Stratton Monthly Dividend REIT Shares, Inc.
             Tomorrow Funds Retirement Trust
             Trainer, Wortham First Mutual Funds     Undiscovered Managers Funds
             Weiss, Peck & Greer Funds Trust         Weiss, Peck & Greer International Fund
             Wilshire Target Funds, Inc.             WorldWide Index Funds
             WPG Growth Fund                         WPG Growth and Income Fund
             WPG Tudor Fund

     27b. The table below sets forth certain information as to the FDDI's Directors, Officers and Control Persons:

                                     Position and          Position and
         Name and Principal          Offices with          Offices with
          Business Address           Underwriter            Registrant
         ------------------------------------------------------------------
         Robert Guillocheau         Director                None
         4400 Computer Drive
         Westborough, MA 01581

         Francis Koudelka           President and Chief     None
         4400 Computer Drive        Executive Officer
         Westborough, MA 01581

         Jack Kutner                Director                None
         4400 Computer Drive
         Westborough, MA 01581

         Barbara Worthen            Director                None
         4400 Computer Drive
         Westborough, MA 01581

         Scott Hacker               Vice President,         None
         4400 Computer Drive        Treasurer and Chief
         Westborough, MA 01581      Compliance Officer

         Bruno DiStefano            Vice President          None
         4400 Computer Drive
         Westborough, MA 01581

         Sue Moscaritolo            Vice President          None
         4400 Computer Drive
         Westborough, MA 01581

         Bernard Rothman            Vice President - Tax    None
         4400 Computer Drive
         Westborough, MA 01581

         Christine Ritch            Chief Legal Officer     None
         4400 Computer Drive        and Clerk
         Westborough, MA 01581

         Bradley Stearns            Assistant Clerk         None
         4400 Computer Drive
         Westborough, MA 01581

     27c.

                                               Net Underwriting       Compensation on
           Name of Principal                     Discounts and        Redemptions and        Brokerage            Other
              Underwriter                         Commissions           Repurchases         Commissions       Compensation
------------------------------------------------------------------------------------------------------------------------------------

First Data Distributors, Inc. (formerly        $36,720                    none                $130,278           none
 FPS Broker Services, Inc.)
------------------------------------------------------------------------------------------------------------------------------------



Item 28.  Location of Accounts and Records

          The accounts and records required to be maintained by Rule 31a-1(b)(4) under the Investment Company Act of 1940 will be maintained by the Registrant at 250 Montgomery Street, Suite 1200, San Francisco, California 94104. Pursuant to Rule 31a-3 under the 1940 Act, all other records required by Rule 31a-1 will be maintained at one or more of the following offices:

                                  Name/Address
                                  ------------

                     AIB Govett, Inc.  (Investment Adviser)
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA  94104

                AIB Govett Asset Management Limited (Subadviser)
                                Shackleton House
                              4 Battle Bridge Lane
                             London SE1 2HR England

                  The Chase Manhattan Bank (Global Custodian)
                           4 Chase Metro Tech Center
                              Brooklyn, NY  11245

      Chase Global Funds Services Company (Fund Accounting/Administration)
                         73 Tremont Street, 11th Floor
                               Boston, MA  02108

                  First Data Distributors, Inc. (Distributor)
                              4400 Computer Drive
                             Westborough, MA 01581

           First Data Investor Services Group, Inc. (Transfer Agent)
                               3200 Horizon Drive
                        King of Prussia, PA  19406-0903

Item 29.  Management Services


          None.


Item 30.  Undertakings

          None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California, on the 3rd day of May, 1999

                                             THE GOVETT FUNDS, INC.

                                             /s/ Sir Victor Garland
                                             ------------------------------
                                             Sir Victor Garland, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                     Title                   Date
----------                     -----                   ----

/s/ Elliott L. Atamian  *
-------------------------    Director               May 3, 1999
Elliott L. Atamian

/s/ Patrick Cunneen     *
-------------------------    Chairman, Director     May 3, 1999
Patrick Cunneen

/s/ Sir Victor Garland
-------------------------    President, Director    May 3, 1999
Sir Victor Garland

/s/ Colin Kreidewolf         Treasurer
-------------------------    (Principal Financial   May 3, 1999
Colin Kreidewolf             and Accounting
                             Officer)

/s/ James M. Oates      *
-------------------------    Director               May 3, 1999
James M. Oates

/s/ Frank R. Terzolo    *
-------------------------    Director               May 3, 1999
Frank R. Terzolo

* By       /s/ Catherine M. MacGregor               May 3, 1999
     ----------------------------------------
     Catherine M. MacGregor, Attorney In Fact

                                LIST OF EXHIBIT
                                ---------------

Exhibit (j)         Consent of Independent Accountants

Exhibit (n)         Financial Data Schedules